Disclosure of Capital Risk Management (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital risk management [Line Items]
Interest bearing borrowings, net of deferred financing costs	$ 10,047		$ 7,820
Cash and cash equivalents	(790)		(678)	$ (861)	$ (2,471)
Restricted cash and cash equivalents	(912)	[1]	(16)
Net debt	8,345		7,126
(Deficit)/equity	(700)		888	$ 1,929	$ 4,446
Total capital	$ 7,645		$ 8,014
Gearing ratio	109.20%		88.90%

[1]	Restricted cash and cash equivalents of US$912 million as at December 31, 2022 was made available for use in early January 2023 and hence included in the calculation of net debt